INCOME TAXES - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%	21.00%	21.00%
Deferred Tax Assets Operating Loss Carryforwards State And Local Acquired	$ 1,900	$ 1,700
Deferred taxes, business combination, valuation allowance	0	0
Retained Earnings For Which No Deferred Income Tax Liability Has Been Recognized	16,100	16,100
Deferred Tax Liability Not Recognized, Amount of Unrecognized Deferred Tax Liability, Bad Debt Reserve for Tax Purposes of Qualified Lender	3,400
Unrecognized tax benefits affecting income tax rate	0	0	$ 1,900
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	$ 0	$ 0	$ 0